Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Cash Flows - 20F (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statements of Cash Flows [Abstract]
Net cash used in operating activities	$ (9,195)		$ (1,906)	$ (4,737)	$ (14,858)	$ 1,030
Cash flows from investing activities:
Net cash (used in) / provided by investing activities	0		(17,127)	(201,684)	105,895	993
Cash flows from financing activities:
Net proceeds from issuance of common stock	0		4,800	13,820	3,204	0
Proceeds from convertible promissory notes	9,400		4,000	15,765	0	0
Partial extinguishment of debt				(200)	0	0
Restricted cash retained				(50)	0	2,000
Net cash provided by / (used in) financing activities	8,950		17,206	206,852	(91,239)	(3,246)
Net increase / (decrease) in cash and cash equivalents	(245)		(1,827)	431	(202)	(1,223)
Cash and cash equivalents at beginning of period	3,304	$ 1,046	2,873	2,873	3,075	4,298
Cash and cash equivalents at end of period	3,059	3,304	1,046	3,304	2,873	3,075
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	3,749		125	855	10,557	0
Parent Company [Member]
Statements of Cash Flows [Abstract]
Net cash used in operating activities				(1,202)	(1,195)	(2,806)
Cash flows from investing activities:
Investments in subsidiaries				(28,633)	(2,198)	0
Net cash (used in) / provided by investing activities				(28,633)	(2,198)	0
Cash flows from financing activities:
Net proceeds from issuance of common stock				13,820	3,204	0
Proceeds from convertible promissory notes				15,765	0	0
Partial extinguishment of debt				(200)	0	0
Restricted cash retained				(50)	0	0
Due to subsidiaries				0	0	5,198
Net cash provided by / (used in) financing activities				29,335	3,204	5,198
Net increase / (decrease) in cash and cash equivalents				(500)	(189)	2,392
Cash and cash equivalents at beginning of period	$ 2,078		$ 2,578	2,578	2,767	375
Cash and cash equivalents at end of period		$ 2,078		2,078	2,578	2,767
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest				$ 222	$ 0	$ 0